Accounts Receivable	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts Receivable

Note 3. Accounts Receivable

Accounts receivable consisted of the following at December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012

Accounts receivable	$13,200	$3,200
Less: Allowance for doubtful accounts	(3,200)	(3,200)
	10,000	-
Less: Amount due to related parties	(10,000)	-
Accounts receivable, net	$-	$-

Bad debt expense was $0 and $3,200 for the years ended December 31, 2013 and 2012, respectively.

See also Note 10 for concentrations of accounts receivable.